UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         02/11/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  100
Form 13F Information Table Value Total:  $2,126,890,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHARES OR        PUT/ INVESTMT   OTHER
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L 10 1     566    110600   SH          SOLE                 21600         89000
AGNICO EAGLE MINES LTD         COM              008474 10 8   82530   1314800   SH          SOLE               1133100        181700
AGRIUM INC                     COM              008916 10 8   32313    779200   SH          SOLE                571500        207700
ALEXCO RESOURCE CORP           COM              01535P 10 6     189    115300   SH          SOLE                 63000         52300
ALLIANCE RES PARTNER L P       UT LTD PART      01877R 10 8     411     12500   SH          SOLE                 12500
ALTERA CORP                    COM              021441 10 0     947     46300   SH          SOLE                 46300
APACHE CORP                    COM              037411 10 5    1631     17870   SH          SOLE                 17870
AVON PRODS INC                 COM              054303 10 2    1602     54450   SH          SOLE                 54450
BANK MONTREAL QUE              COM              063671 10 1   14973    479150   SH          SOLE                321250        157900
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7   74961   2250400   SH          SOLE               1805700        444700
BANK OF AMERICA CORPORATION    COM              060505 10 4     119      6900   SH          SOLE                  6900
BANK OF NEW YORK MELLON CORP   COM              064058 10 0     959     27645   SH          SOLE                 27645
BARRICK GOLD CORP              COM              067901 10 8  157017   3511900   SH          SOLE               2734200        777700
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   16714   1140920   SH          SOLE               1140920
BCE INC                        COM NEW          05534B 76 0   40990   1631100   SH          SOLE               1057000        574100
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      47        12   SH          SOLE                    12
BHP BILLITON LTD               SPONSORED ADR    088606 10 8    7355    140000   SH          SOLE                140000
BROOKFIELD PPTYS CORP          COM              112900 10 5       5       580   SH          SOLE                   580
CAE INC                        COM              124765 10 8   11507   1420650   SH          SOLE                781750        638900
CANADIAN NAT RES LTD           COM              136385 10 1  130104   2668805   SH          SOLE               2127825        540980
CANADIAN NATL RY CO            COM              136375 10 2   42120    940600   SH          SOLE                724200        216400
CANADIAN PAC RY LTD            COM              13645T 10 0   13802    336800   SH          SOLE                256500         80300
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   17919    350725   SH          SOLE                275325         75400
CEPHALON INC                   COM              156708 10 9       7        70   SH          SOLE                    70
CHATTEM INC                    COM              162456 10 7     447      5100   SH          SOLE                  5100
CISCO SYS INC                  COM              17275R 10 2     503     25175   SH          SOLE                 25175
COCA COLA CO                   COM              191216 10 0      17       300   SH          SOLE                   300
COMCAST CORP NEW               CL A             20030N 10 1      10       500   SH          SOLE                   500
CONOCOPHILLIPS                 COM              20825C 10 4    1627     25650   SH          SOLE                 25650
CORUS ENTERTAINMENT INC        COM CL B NON VTG 220874 10 1      98      7000   SH          SOLE                  7000
CVS CAREMARK CORPORATION       COM              126650 10 0    3958    112470   SH          SOLE                112470
DANAHER CORP DEL               COM              235851 10 2    1209     17435   SH          SOLE                 17435
DENISON MINES CORP             COM              248356 10 7     112     76690   SH          SOLE                 76690
ELDORADO GOLD CORP NEW         COM              284902 10 3   16812   1742226   SH          SOLE               1145526        596700
EMERSON ELEC CO                COM              291011 10 4     390      8700   SH          SOLE                  8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     443     14200   SH          SOLE                 14200
ENBRIDGE INC                   COM              29250N 10 5   32166    813100   SH          SOLE                517400        295700
ENCANA CORP                    COM              292505 10 4  170561   2994400   SH          SOLE               2271250        723150
ENTERGY CORP NEW               COM              29364G 10 3     550      5400   SH          SOLE                  5400
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7     605     23850   SH          SOLE                 23850
EXPRESS SCRIPTS INC            COM              302182 10 0     971     14425   SH          SOLE                 14425
GOLDCORP INC NEW               COM              380956 40 9   88239   2298500   SH          SOLE               1686000        612500
HARSCO CORP                    COM              415864 10 7   17317    510880   SH          SOLE                456080         54800
HEWLETT PACKARD CO             COM              428236 10 3   28674    645225   SH          SOLE                645225
IAMGOLD CORP                   COM              450913 10 8   15052   1980524   SH          SOLE               1510024        470500
IMPERIAL OIL LTD               COM NEW          453038 40 8   57398   1400300   SH          SOLE               1013800        386500
INTEL CORP                     COM              458140 10 0     144      8000   SH          SOLE                  8000
ITRON INC                      COM              465741 10 6    2974     38100   SH          SOLE                 12700         25400
JAGUAR MNG INC                 COM              47009M 10 3   10438   1672700   SH          SOLE               1446100        226600
JOHNSON & JOHNSON              COM              478160 10 4     550      7500   SH          SOLE                  7500
JPMORGAN & CHASE & CO          COM              46625H 10 0    2000     51805   SH          SOLE                 51805
KINROSS GOLD CORP              COM NO PAR       496902 40 4   33710   1498200   SH          SOLE                960400        537800
LUNDIN MINING CORP             COM              550372 10 6     637    535000   SH          SOLE                463200         71800
MAG SILVER CORP                COM              55903Q 10 4    3352    612800   SH          SOLE                438500        174300
MANULIFE FINL CORP             COM              56501R 10 6   74045   3559850   SH          SOLE               2786950        772900
MICROSOFT CORP                 COM              594918 10 4   15381    646100   SH          SOLE                646100
NATIONAL OILWELL VARCO INC     COM              637071 10 1     169      5650   SH          SOLE                  5650
NEW GOLD INC CDA               COM              644535 10 6     354    200000   SH          SOLE                200000
NEWMONT MINING CORP            COM              651639 10 6    1301     26100   SH          SOLE                 26100
NEXEN INC                      COM              65334H 10 2    1639     76400   SH          SOLE                 76400
NOKIA CORP                     SPONSORED ADR    654902 20 4   27657   1447700   SH          SOLE               1447700
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1      12    198200   SH          SOLE                198200
PALL CORP                      COM              696429 30 7    3774    108400   SH          SOLE                 60500         47900
PEPSICO INC                    COM              713448 10 8    1103     16450   SH          SOLE                 16450
PETRO-CDA                      COM              71644E 10 2   40571   1518378   SH          SOLE               1154850        363528
POTASH CORP SASK INC           COM              73755L 10 7   88663    990200   SH          SOLE                734100        256100
PRAXAIR INC                    COM              74005P 10 4    7803    107345   SH          SOLE                 81245         26100
PRECISION DRILLING TR          TR UNIT          740215 10 8    2974    295300   SH          SOLE                295300
PROSHARES TR                   PSHS REAL ESTAT  74347R 55 2      20       325   SH          SOLE                   325
PROSHARES TR                   PSHS ULSHT SP500 74347R 88 3    7558     87000   SH          SOLE                 87000
PROSHARES TR                   PSHS ULTSHT FINL 74347R 62 8     214      1700   SH          SOLE                  1700
QUESTAR CORP                   COM              748356 10 2    1492     37270   SH          SOLE                 37270
RANDGOLD RES LTD               ADR              752344 30 9   14420    268100   SH          SOLE                268100
REPUBLIC SVCS INC              COM              760759 10 0    7391    243456   SH          SOLE                243456
RESEARCH IN MOTION LTD         COM              760975 10 2   55986   1131020   SH          SOLE                698170        432650
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   31332    856300   SH          SOLE                683900        172400
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   71417   1978300   SH          SOLE               1517050        461250
RUBICON TECHNOLOGY INC         COM              78112T 10 7    1186    227400   SH          SOLE                137500         89900
SCHLUMBERGER LTD               COM              806857 10 8    1196     23065   SH          SOLE                 23065
SCHWAB CHARLES CORP NEW        COM              808513 10 5    1627     82150   SH          SOLE                 82150
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    4895    226500   SH          SOLE                226500
SIERRA WIRELESS INC            COM              826516 10 6   28305   4003600   SH          SOLE               2818000       1185600
SMITH INTL INC                 COM              832110 10 0      93      3300   SH          SOLE                  3300
SOUTHERN COPPER CORP           COM              84265V 10 5    8781    446500   SH          SOLE                446500
SUN LIFE FINL INC              COM              866796 10 5   47179   1658900   SH          SOLE               1348000        310900
SUNCOR ENERGY INC              COM              867229 10 6   86202   3634140   SH          SOLE               2846440        787700
SUNPOWER CORP                  COM CL A         867652 10 9     766     16900   SH          SOLE                 16900
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   80600   3544400   SH          SOLE               2414850       1129550
TALISMAN ENERGY INC            COM              87425E 10 3   29790   2445800   SH          SOLE               2233000        212800
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    2590     62080   SH          SOLE                 62080
THOMPSON CREEK METALS CO INC   COM              884768 10 2   11883   2425000   SH          SOLE               1597800        827200
TIM HORTONS INC                COM              88706M 10 3   27319    783000   SH          SOLE                414400        368600
TJX COS INC NEW                COM              872540 10 9    1935     76825   SH          SOLE                 76825
TORONTO DOMINION BK ONT        COM NEW          891160 50 9   71736   1651000   SH          SOLE               1320900        330100
TRANSALTA CORP                 COM              89346D 10 7   36141   1487300   SH          SOLE                753800        733500
TRANSCANADA CORP               COM              89353D 10 7   28410    856500   SH          SOLE                460100        396400
TRANSOCEAN INC NEW             SHS              G90073 10 0    5371     92826   SH          SOLE                 92826
WABTEC CORP                    COM              929740 10 8    1296     26625   SH          SOLE                 26625
YAMANA GOLD INC                COM              98462Y 10 0   30936   3273700   SH          SOLE               2845400        428300
YAMANA GOLD INC                COM              98462Y 10 0   23625   2500000   SH          SOLE               2190600        309400